Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Current portion	$ 2,595	$ 1,644
Long-term portion	4,936	5,382
Derivative instrument liability	305	246
Derivative instrument liability, current portion	94	0
Derivative instrument liability, Long-term portion	211	246
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	305	246
3.369% notes, due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	94	75
3.369% notes, due 2019 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	94	75
4.35% notes, due 2020 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	153	128
4.35% notes, due 2020 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	153	128
3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	58	43
3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative instrument liability	58	43
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	7,531	7,026
Current portion	2,595	1,644
Long-term portion	4,936	5,382
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	7,641	7,449
Primary debt instruments [member] | Bank and Other [Member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	5	4
Primary debt instruments [member] | Bank and Other [Member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	5	7
Primary debt instruments [member] | Commercial paper [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,711	1,637
Primary debt instruments [member] | Commercial paper [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,713	1,641
Primary debt instruments [member] | Credit facilities [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	497
Primary debt instruments [member] | Credit facilities [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	500
Primary debt instruments [member] | 3.369% notes, due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	380	398
Primary debt instruments [member] | 3.369% notes, due 2019 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	383	405
Primary debt instruments [member] | 4.35% notes, due 2020 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	569	597
Primary debt instruments [member] | 4.35% notes, due 2020 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	590	629
Primary debt instruments [member] | 3.309% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	417	437
Primary debt instruments [member] | 3.309% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	423	450
Primary debt instruments [member] | 4.70% notes, due 2019 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	499	499
Primary debt instruments [member] | 4.70% notes, due 2019 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	509	519
Primary debt instruments [member] | 3.95% notes, due 2021 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	349	349
Primary debt instruments [member] | 3.95% notes, due 2021 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	352	361
Primary debt instruments [member] | 4.30% notes, due 2023 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	596	597
Primary debt instruments [member] | 4.30% notes, due 2023 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	610	634
Primary debt instruments [member] | 3.85% notes, due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	447	447
Primary debt instruments [member] | 3.85% notes, due 2024 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	442	459
Primary debt instruments [member] | 3.35% notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	495	495
Primary debt instruments [member] | 3.35% notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	460	497
Primary debt instruments [member] | 4.50% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	341	341
Primary debt instruments [member] | 4.50% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	321	361
Primary debt instruments [member] | 5.50% debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	394	394
Primary debt instruments [member] | 5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	416	459
Primary debt instruments [member] | 5.85% debentures, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	490	490
Primary debt instruments [member] | 5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	543	607
Primary debt instruments [member] | 5.65% notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	341	341
Primary debt instruments [member] | 5.65% notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 374	$ 420